Pension And Postretirement Benefits (One Percentage - Point Changed In Combined Medical And Dental Cost Trend Rate) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Pension And Postretirement Benefits
Effect of one percentage-point increase on service and interest cost components	$ 58
Effect of one percentage-point decrease on service and interest cost components	(51)
Effect of one percentage-point increase on accumulated postretirement benefit obligation	660
Effect of one percentage-point decrease on accumulated postretirement benefit obligation	$ (590)